Schedule of investments
Delaware Ivy VIP Pathfinder Conservative
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.80%<<
Fixed Income Funds — 54.16%
Delaware Ivy VIP Corporate Bond Class II	5,688,584	$26,565,689
Delaware Ivy VIP High Income Class I	328,374	991,691
Delaware Ivy VIP Limited-Term Bond Class II	3,251,300	15,443,672
		43,001,052
Global / International Equity Fund — 10.08%
Delaware Ivy VIP International Core Equity Class II	467,531	7,999,452
		7,999,452
US Equity Funds — 35.56%
Delaware Ivy VIP Core Equity Class II	500,404	7,205,811
Delaware Ivy VIP Growth Class II	645,104	7,018,732
Delaware Ivy VIP Mid Cap Growth Class I	295,489	3,220,835
Delaware Ivy VIP Small Cap Growth Class II	99,293	650,367
Delaware Ivy VIP Smid Cap Core Class II	232,636	2,866,075
Delaware Ivy VIP Value Class II	1,332,468	7,275,274
		28,237,094
Total Affiliated Mutual Funds (cost $90,790,697)		79,237,598

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	48,242	$ 48,242
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	48,242	48,242
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	48,241	48,241
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	48,242	48,242
Total Short-Term Investments (cost $192,967)		192,967

Total Value of Securities—100.05% (cost $90,983,664)		79,430,565
Liabilities Net of Receivables and Other Assets—(0.05%)		(35,783)
Net Assets Applicable to 18,700,372 Shares Outstanding—100.00%		$79,394,782
<<	Affiliated company.
NQ- IV046 [0324] 0524 (3566234)    1